Cover Page	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	New York State Electric & Gas Corporation
Entity Central Index Key	0000071675
Entity File Number	333-283456
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	15-0398550
Entity Address, Address Line One	180 S. Clinton Avenue,
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14607
City Area Code	207
Local Phone Number	629-1190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NYSEG Storm Funding, LLC [Member]
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	NYSEG Storm Funding, LLC
Entity Central Index Key	0002046062
Entity File Number	333-283456-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1914982
Entity Address, Address Line One	162 Canco Rd
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04103
City Area Code	207
Local Phone Number	629-1190
Entity Emerging Growth Company	false